S-K 1602(a)(4) Forepart, Adjusted NTBV	Jul. 18, 2025 $ / shares
Over-allotment Option Not Exercised [Member] | No Redemption [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	$ 7.21
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.79
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.57
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.43
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.54
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.46
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.63
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	6.37
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.82
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	9.18
Over-allotment Option Exercised [Member] | No Redemption [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.22
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.78
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.58
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.42
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.56
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.44
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.65
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	6.35
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.73
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 9.27